Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Statutory Reserves and Restricted Net Assets
18.	STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Group’s subsidiaries and VIE located in the PRC, being foreign invested enterprises established in the PRC, are required to provide for certain statutory reserves. These statutory reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund or discretionary reserve fund, and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires a minimum annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in China at each year-end); the other fund appropriations are at the subsidiaries’ or the affiliated PRC entities’ discretion. These statutory reserve funds can only be used for specific purposes of enterprise expansion, staff bonus and welfare, and are not distributable as cash dividends except in the event of liquidation of our subsidiaries, our affiliated PRC entities and their respective subsidiaries. The Group’s subsidiaries and VIE are required to allocate at least 10% of their after tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Group’s subsidiaries.

The appropriation to these reserves by the Group’s PRC subsidiary and VIE was $nil, $nil and $553 for the years ended December 31, 2013, 2014 and 2015.

Relevant PRC laws and regulations restrict the WFOE, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their paid in capital, to the Company in the form of loans, advances or cash dividends. The WFOE’s accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE and VIE’s subsidiaries’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions. The capital and statutory reserves restricted which represented the amount of net assets of the WFOE, VIE and VIE’s subsidiaries in the Group not available for distribution were $12,047, $93,537 and $91,008 as of December 31, 2013, 2014 and 2015, respectively.